Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000146229 [Member] | Siemens AG Germany [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146229 [Member] | EDP Renovaveis SA Spain Portugal [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000146229 [Member] | NextEra Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146229 [Member] | Clearway Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000146229 [Member] | Veolia Environnement SA France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146229 [Member] | Brookfield Renewable Corp Class A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000146229 [Member] | Iberdrola SA Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000146229 [Member] | Infratil Ltd New Zealand [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146229 [Member] | Hannon Armstrong Sustainable Infrastructure Capital Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000146229 [Member] | Atlantica Sustainable Infrastructure PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000146229 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000146229 [Member] | Water Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000146229 [Member] | Wind Turbines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000146229 [Member] | Recycling And Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000146229 [Member] | Energy Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000146229 [Member] | Renewable Energy Power Producers And Developers [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000146229 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146229 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000146229 [Member] | Energy Conservation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000146229 [Member] | Solar Photovoltaic [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000146229 [Member] | Sustainable Energy Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000146229 [Member] | Energy Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000146229 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000146229 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000146229 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000146229 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000146229 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000146229 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000146229 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000146229 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146229 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000146229 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000146229 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000146229 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000146229 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000146229 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146229 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013290 [Member] | Siemens AG Germany [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013290 [Member] | EDP Renovaveis SA Spain Portugal [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000013290 [Member] | NextEra Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013290 [Member] | Clearway Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013290 [Member] | Veolia Environnement SA France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000013290 [Member] | Brookfield Renewable Corp Class A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000013290 [Member] | Iberdrola SA Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000013290 [Member] | Infratil Ltd New Zealand [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000013290 [Member] | Hannon Armstrong Sustainable Infrastructure Capital Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000013290 [Member] | Atlantica Sustainable Infrastructure PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000013290 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013290 [Member] | Water Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000013290 [Member] | Wind Turbines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000013290 [Member] | Recycling And Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000013290 [Member] | Energy Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013290 [Member] | Renewable Energy Power Producers And Developers [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000013290 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000013290 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000013290 [Member] | Energy Conservation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000013290 [Member] | Solar Photovoltaic [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000013290 [Member] | Sustainable Energy Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000013290 [Member] | Energy Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000013290 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013290 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000013290 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000013290 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000013290 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000013290 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000013290 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000013290 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013290 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013290 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000013290 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000013290 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000013290 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000013290 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000013290 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%